INVESTMENTS - Homeinns and BTG (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
INVESTMENTS
Carrying value under equity investments	¥ 33,674	¥ 21,767
BTG
INVESTMENTS
Equity method investment, ownership interest (as a percent)			22.00%
Homeinns and BTG
INVESTMENTS
Carrying value under equity investments	¥ 2,800	¥ 2,700